Employee Benefit Plans - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2015	Feb. 01, 2014	Jan. 02, 2014
Compensation and Retirement Disclosure [Abstract]
Employer matching contributions	$ 0.2	$ 0.2
Employee's contribution, Maximum	25.00%
Discretionary contributions	$ 0.3		$ 0.2